Consolidated statements of comprehensive income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Deferred tax	$ 0	$ 0	$ 0